Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2023
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2023 and December 31, 2022 are as follows:

	Balance as of March 31, 2023		Balance as of December 31, 2022
	($ in thousands)
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	77,982	18,661	94,192	12,159
Foreign exchange derivatives instruments	3,416	-	3,189	-
Notes conversion option (Note 14)	-	7,641	-	4,688
Total	81,398	26,302	97,381	16,847